Goodwill, Trademarks and Intangible Assets - Trademarks (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Trademarks [Roll Forward]
Balance at beginning of period	$ 426,085	$ 426,085
Balance at end of period	426,085	426,085
Trademarks
Net Trademarks [Roll Forward]
Balance at beginning of period	426,085	426,085	426,085
Balance at end of period	426,085	426,085	426,085
Chiquita Trademarks
Gross Trademarks [Roll Forward]
Balance at beginning of period	387,585	387,585	387,585
Balance at end of period	387,585	387,585	387,585
Accumulated Impairment [Roll Forward]
Balance at beginning of period	0	0	0
Balance at end of period	0	0	0
Fresh Express Trademarks
Gross Trademarks [Roll Forward]
Balance at beginning of period	61,500	61,500	61,500
Balance at end of period	61,500	61,500	61,500
Accumulated Impairment [Roll Forward]
Balance at beginning of period	(23,000)	(23,000)	(23,000)
Balance at end of period	$ (23,000)	$ (23,000)	$ (23,000)